PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 6 -      PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2020	2019
Cost:
Land and buildings	$15,762	$14,863
Machinery and equipment	57,922	49,667
Motor vehicles	313	410
Office furniture and equipment	1,895	1,811
Software	1,371	1,420
	77,263	68,171

Less: Accumulated depreciation	51,526	47,566
Depreciated cost	$25,737	$20,605

Depreciation expenses amounted to $3,960 $4,238 and $4,051 for the years ended December 31, 2020, 2019 and 2018, respectively.